Share-Based Compensation Expense - Summary of Share-Based Compensation Expense (Detail) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation expense	$ 1,082	$ 5,225	$ 6,098	$ 2,972	$ 1,600
2012 Long Term Incentive Plan [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation expense	1,082
Total share-based compensation expense	1,082
Options to purchase ordinary shares [Member] | 2012 Long Term Incentive Plan [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation expense	1,082
Research and development [Member] | 2012 Long Term Incentive Plan [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation expense	305
General and administrative [Member] | 2012 Long Term Incentive Plan [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation expense	777
Elan [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation expense		5,225	6,098	2,972	1,600
Total share-based compensation expense		6,111	7,543	3,566	1,903
Elan [Member] | Options to purchase ordinary shares [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation expense		2,242	2,621	1,264	670
Elan [Member] | Restricted stock units [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation expense		2,983	3,477	1,708	930
Elan [Member] | Research and development [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation expense		5,220	6,093	2,819	1,600
Elan [Member] | General and administrative [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation expense		5	5	153
Share-based compensation expense, recognized		$ 886	$ 1,445	$ 594	$ 303